Redeemable Noncontrolling Interests - Additional Information (Detail) - Preferred Stock - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Smart Living Group [Member]
Temporary Equity Disclosure [Abstract]
Preferred stock shares issued during the period		5,639,407	62,697,683
Baidu Kunlun [Member]
Temporary Equity Disclosure [Abstract]
Preferred stock shares issued during the period	407,103	1,068,363	1,897,800